Loan Portfolio and Allowance for Credit Losses, Allowance for Credit Losses on Unfunded Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	$ 46,032	$ 44,267
Balance at end of period	48,578	46,032
Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	2,912	18
(Credit) provision for credit losses	(1,250)	559
Balance at end of period	1,662	2,912
ASU 2016-13 [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	46,620	46,620
Balance at end of period		46,620
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period		2,353
ASU 2016-13 [Member] | Impact of Adoption [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	$ 2,353
Balance at end of period		2,353
ASU 2016-13 [Member] | Impact of Adoption [Member] | Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period		$ 2,335